Offerings	Nov. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,136,364
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 18,818,184.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,598.79
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 2,727,273 shares of common stock offered by us pursuant to this offering and 409,091 shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.

Estimated in accordance with Rule 457(o) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1 No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the Underwriters Warrants
Amount Registered | shares	156,819
Proposed Maximum Offering Price per Unit	6.90
Maximum Aggregate Offering Price	$ 1,082,051.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 149.44
Offering Note	See Footnote 1

The Underwriter’s Warrants are exercisable into a number of shares of common stock equal to 5% of the total number of shares of common stock sold in this offering, at an exercise price equal to 115% of the public offering price to the public.